INVESTMENTS IN REAL ESTATE SECURITIES - AVAILABLE FOR SALE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended			6 Months Ended				12 Months Ended
	Jun. 30, 2013 Integer		Dec. 31, 2012	Jun. 30, 2013 Agency RMBS Integer		Jun. 30, 2013 Non-Agency RMBS Integer		Dec. 31, 2012 ABS Subprime Integer
Outstanding face amount	$ 1,987,853	[1]		$ 1,059,950	[2],[3]	$ 927,903		$ 433,510	[4],[5]
Amortized cost basis	1,740,025	[1]		1,134,190	[2],[3]	605,835		274,230	[4]
Gains - gross unrealized	34,716	[1]		1,430	[2],[3]	33,286		15,856	[4]
Losses - gross unrealized	(15,502)	[1]		(5,834)	[2],[3]	(9,668)		(330)	[4]
Carrying value	$ 1,759,239	[1],[6]	$ 289,756	$ 1,129,786	[2],[3],[6]	$ 629,453	[6]	$ 289,756	[4]
Number of securities	164	[1]		66	[2],[3]	98		29	[4]
Weighted average rating	BBB	[1],[7]		AAA	[2],[3],[7]	CC	[7]	CC	[4],[8]
Weighted average coupon	2.12%	[1]		33.00%	[2],[3]	0.77%		0.63%	[4]
Weighted average yield	26.50%	[1]		14.70%	[2],[3]	48.70%		6.55%	[4]
Weighted average life (years)	3 years 4 months 24 days			3 years 2 months 12 days	[2],[3],[9]	3 years 9 months 18 days		6 years 9 months 18 days	[10],[4]
Principal Subordination - Weighted Average						6.70%	[11]	10.00%	[12],[4]

[1]	(G) The total outstanding face amount was $ 18.4 million for fixed rate securities and $ 1.97 billion for floating rate securities.
[2]	(E) Includes securities issued or guaranteed by U.S. Government agencies such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac").
[3]	(F) Amortized cost basis and carrying value include principal receivable of $13.8 million.
[4]	(E) The total outstanding face amount of fixed rate securities was $1.1 million, and of floating rate securities was $432.4 million.
[5]	(A) Fair value, which is equal to carrying value for all securities. See Note 7 regarding the estimation of fair value.
[6]	(A) Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[7]	(B) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies, represent the most recent credit ratings available as of the reporting date and may not be current.
[8]	(B) Represents the weighted average of the ratings of all securities in each asset type, expressed as an S&P equivalent rating. For each security rated by multiple rating agencies, the lowest rating is used. Ratings provided were determined by third party rating agencies as of a particular date, may not be current and are subject to change at any time.
[9]	(C) The weighted average life is based on the timing of expected principal reduction on the assets.
[10]	(C) The weighted average maturity is based on the timing of expected principal reduction on the assets.
[11]	(D) Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential?s investments.
[12]	(D) Percentage of the outstanding face amount of securities and residual interests that is subordinate to New Residential's investments.